Share capital (Details) $ in Thousands			12 Months Ended		18 Months Ended
	Apr. 29, 2019 £ / shares shares	Aug. 31, 2017 £ / shares shares	Oct. 31, 2019 USD ($) shares	Apr. 30, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2019 £ / shares shares	Oct. 31, 2018 £ / shares shares	Apr. 30, 2017 £ / shares shares
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period			$ 65,800
Shares utilized to satisfy option awards			710,000	$ 7,700
Share reorganization			0		$ 0
Shares issued relating to acquisition of the HPE Software business					6,514,200
Redemption of shares (in shares) | shares	(413,784,754)	(229,799,802)
Redemption of shares			1,800,000		500,000
Shares issued and fully paid at end of period			47,200		65,800
Nominal value per share (in pounds per share) | £ / shares	£ 335.89	£ 168				£ 1,963.00
Proceeds from issuing shares			$ 3,100	$ 2,000	$ 5,800
Number of treasury shares held (in shares) | shares						30,200,905	9,858,205	0
Number of shares with voting rights (in shares) | shares						333,382,423	426,942,308	229,674,479
Number of share options (in shares) | shares			14,533,973	8,607,889	18,156,060
Ordinary Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			436,800,513	228,706,210	229,674,479
Shares issued and fully paid at beginning of period			$ 65,800	$ 39,600	$ 39,700
Shares issued to satisfy option awards (in shares) | shares			6,109,091	968,269	1,894,673
Shares issued to satisfy option awards			$ 100	$ 100	$ 200
Shares utilized to satisfy option awards (in shares) | shares			(4,804,817)	0	0
Shares utilized to satisfy option awards			$ 0	$ 0	$ 0
Share reorganization (in shares) | shares			(74,521,459)	0	(16,935,536)
Share reorganization			$ (18,700)	$ 0	$ (2,900)
Shares issued relating to acquisition of the HPE Software business | shares			0	0	222,166,897
Shares issued relating to acquisition of the HPE Software business			$ 0	$ 0	$ 28,800
Shares issued and fully paid at end of period (in shares) | shares			363,583,328	229,674,479	436,800,513
Shares issued and fully paid at end of period			$ 47,200	$ 39,700	$ 65,800
Nominal value per share (in pounds per share) | £ / shares						£ 0.1	£ 0.1	£ 0.1
B Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0	0	0
Shares issued and fully paid at beginning of period			$ 0	$ 0	$ 0
Shares issued to satisfy option awards (in shares) | shares			413,784,754	0	229,799,802
Shares issued to satisfy option awards			$ 1,800,000	$ 0	$ 500,000
Redemption of shares (in shares) | shares			(413,784,754)	0	(229,799,802)
Redemption of shares			$ (1,800,000)	$ 0	$ (500,000)
Shares issued and fully paid at end of period (in shares) | shares			0	0	0
Shares issued and fully paid at end of period			$ 0	$ 0	$ 0
Nominal value per share (in pounds per share) | £ / shares						335.8593	1.68
Deferred Class D Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0	0	0
Shares issued and fully paid at beginning of period			$ 0	$ 0	$ 0
Issue of deferred shares (in shares) | shares			74,521,459	0	0
Issue of deferred shares			$ 0	$ 0	$ 0
Redemption of shares (in shares) | shares			(74,521,459)	0	0
Redemption of shares			$ 0	$ 0	$ 0
Shares issued and fully paid at end of period (in shares) | shares			0	0	0
Shares issued and fully paid at end of period			$ 0	$ 0	$ 0
Nominal value per share (in pounds per share) | £ / shares						£ 0.1	£ 0.1